ORGANIZATION AND BUSINESS (Details Narrative) - Share Purchase Agreement [Member] - Subsequent Event [Member] - USD ($) $ in Millions	Oct. 23, 2025	Oct. 13, 2025
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity method investments		$ 75
Shares authorized	6,000,000